Document and Entity Information	12 Months Ended
Aug. 02, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 02, 2012
Registrant Name	SSgA Active ETF Trust
Central Index Key	0001516212
Amendment Flag	false
Document Creation Date	Aug. 02, 2012
Document Effective Date	Aug. 02, 2012
Prospectus Date	Aug. 02, 2012